Vessel Operating Expenses (Predecessor) (Details) (USD $)	9 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor
Vessel operating expenses
Crew wages and related costs	$ 5,306,441	$ 2,519,315	$ 7,932,836	$ 8,007,295
Spares and stores	1,395,287	1,284,161	1,502,111	2,143,239
Lubricants	480,279	176,502	686,375	851,829
Insurance	566,021	298,249	942,847	997,801
Repairs and maintenance costs	502,424	279,921	848,576	2,237,825
Miscellaneous expenses	144,507	80,577	126,181	172,360
Total	$ 8,394,959	$ 4,638,725	$ 12,038,926	$ 14,410,349